Accrued liabilities and other current liabilities - Schedule of Accrued Liabilities and Other Current Liabilities (Detail) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Accrued Expenses And Other Current Liabilities [Line Items]
Accrued salaries and welfare		54,688	25,902
Accrued revenue sharing fees		19,504	1,148
Accrued bandwidth costs		15,679	5,801
Value added taxes payable		8,718
Business and other taxes payable		7,422	7,028
Accrued listing expenses		7,020
Accrued technology service fee		2,162
Deposits from advertising customers		1,750	6,250
Others		3,346	2,942
Total	$ 19,308	120,289	49,071